Statements of Operations (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Statement Related Disclosures [Abstract]
Selling	[1]	$ 27,490	$ 23,004	$ 48,134
General and administrative		9,175	7,690	15,461
Total selling, general and administrative expenses		36,665	30,694	63,595
Shipping and handling costs		$ 3,069	$ 2,029	$ 4,120

[1]	Including shipping and handling costs